Note 15: Guarantees (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Guarantee Obligations [Line Items]
Guarantee Type Other Carrying Value	$ 138,000,000		$ 139,000,000
Service and product warranties and product performance guarantees - beginning of year	1,136,000,000		1,072,000,000
Warranties and performance guarantees issued	475,000,000		440,000,000
Settlements made	(440,000,000)		(379,000,000)
Product warranty accrual - other	297,000,000		3,000,000
Service and product warranties and product performance guarantees - end of period	1,468,000,000		1,136,000,000
International Aero Engines [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	33.00%
Credit Facilities And Debt Obligations Unconsolidated Subsidiaries [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	239,000,000		225,000,000
Guarantee Obligations Current Carrying Value	3,000,000		3,000,000
Guarantee Obligations Term	expire 2012 to 2034
International Aero Engines [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	989,000,000	[1]	992,000,000	[1]
Guarantee Obligations Current Carrying Value	20,000,000	[1]	12,000,000	[1]
Commercial Aerospace [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	323,000,000		336,000,000
Guarantee Obligations Current Carrying Value	30,000,000		12,000,000
Commercial Customer [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	0		191,000,000
Guarantee Obligations Current Carrying Value	0		1,000,000
Performance Guarantee [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	33,000,000		40,000,000
Guarantee Obligations Current Carrying Value	$ 0		$ 0

[1]	Represents IAE’s gross obligation; at December 31, 2011 and 2010 our proportionate share of IAE’s obligations was 33%.